Average Annual Total Returns{- Fidelity International Real Estate Fund} - 07.31 Fidelity International Real Estate Fund Retail PRO-08 - Fidelity International Real Estate Fund	Fidelity International Real Estate Fund Return Before Taxes Past 1 year	Fidelity International Real Estate Fund Return Before Taxes Past 5 years	Fidelity International Real Estate Fund Return Before Taxes Past 10 years	Fidelity International Real Estate Fund After Taxes on Distributions Past 1 year	Fidelity International Real Estate Fund After Taxes on Distributions Past 5 years	Fidelity International Real Estate Fund After Taxes on Distributions Past 10 years	Fidelity International Real Estate Fund After Taxes on Distributions and Sales Past 1 year	Fidelity International Real Estate Fund After Taxes on Distributions and Sales Past 5 years	Fidelity International Real Estate Fund After Taxes on Distributions and Sales Past 10 years	MS001 Past 1 year	MS001 Past 5 years	MS001 Past 10 years	RT004 Past 1 year	RT004 Past 5 years	RT004 Past 10 years
Total	5.70%	9.62%	7.80%	5.16%	8.54%	6.48%	3.61%	7.24%	5.72%	8.02%	7.67%	5.69%	(6.11%)	5.54%	5.18%